Financial Risk Management, Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of changes in the fair value of monetary assets and liabilities
2021	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	7,502
	+10	15,005
	-5	(7,502)
	-10	(15,005)

2020	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	2,403
	+10	4,806
	-5	(2,403)
	-10	(4,806)

Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments
	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2021
Interest-bearing loans adjusted by hedge	159,000	291,964	414,290	570,000	1,435,254
Lease liabilities	465	1,391	3,973		5,829
Interest	31,255	35,147	166,252	154,851	387,505
Hedge finance cost payable	7,821	7,821	7,821	-	23,463
Trade and other payables	175,975	42,941	-	-	218,916

As of December 31, 2020
Interest-bearing loans adjusted by hedge	-	65,232	572,993	570,000	1,208,225
Lease liabilities	383	1,148	5,102	-	6,633
Interest	30,033	35,056	186,607	193,454	445,150
Hedge finance cost payable	8,032	8,032	24,096	-	40,160
Trade and other payables	142,253	38,235	-	-	180,488

Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows
	Less than 3 months	3 to 12 months	1 to 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2021
Inflows	-	-	125,537	125,537
Outflows	(1,703)	(7,908)	(7,992)	(17,603)

Net	(1,703)	(7,908)	117,545	107,934

Discounted at the applicable interbank rates	(1,695)	(7,716)	116,012	106,601

As of December 31, 2020
Inflows	-	-	75,936	75,936
Outflows	(1,750)	(8,112)	(24,551)	(34,413)

Net	(1,750)	(8,112)	51,385	41,523

Discounted at the applicable interbank rates	(1,743)	(7,929)	51,919	42,247

Schedule of Changes in liabilities arising from financing activities
	Balance as of January 1,	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Movement of foreign currency	Amortization of costs of issuance of senior notes	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2021
Hedge finance cost payable	6,381	-	15,046	-	(15,214)	-	-	6,213
Dividends payable	7,686	338,204	-	481	(336,821)	-	-	9,550
Interest-bearing loans	1,268,584	-	-	220,000	-	55,955	816	1,545,355

2020
Hedge finance cost payable	5,922	-	16,144	-	(15,685)	-	-	6,381
Dividends payable	52,523	98,465	-	321	(143,623)	-	-	7,686
Interest-bearing loans	1,101,904	-	-	862,191	(745,384)	49,056	817	1,268,584